General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expense [Abstract]
Summary of general and administrative expense	General and administrative expenses for the years ended December 31, 2022, December 31, 2023 and December 31, 2024 were as follows:

	December 31,
	2022	2023	2024
Management fees – related parties	$17,723	$19,199	$21,357
Professional fees (legal and accounting)	1,023	1,070	966
Directors fees and expenses	802	781	741
Listing fees and expenses	181	128	100
Environmental, Social and Governance expenses	97	216	1,427
Miscellaneous	1,976	2,369	2,444
Total	21,802	23,763	27,035